CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 83,391	$ 103,303
Other investments	8,647	11,200
Accounts and other receivables	13,136	14,462
Income tax receivable	4,024	177
Inventories	19,184	27,485
Prepaid expenses	16,951	5,135
Loans receivable	1,000	0
Total current assets	146,333	161,762
Non-current deposits	565	599
Non-current income tax receivable	3,570	3,570
Non-current other investments	1,388	0
Non-current IVA receivable	10,154	4,256
Non-current loans receivable	2,729	0
Deferred income tax asset	0	936
Intangible assets	0	40
Right-of-use leased assets	806	664
Mineral properties, plant and equipment	233,892	122,197
Total assets	399,437	294,024
Current liabilities
Accounts payable and accrued liabilities	39,831	31,991
Income taxes payable	6,616	4,228
Loans payable	6,041	4,128
Lease liabilities	261	207
Total current liabilities	52,749	40,554
Loans payable	8,469	6,366
Lease liabilities	812	794
Provision for reclamation and rehabilitation	7,601	7,397
Deferred income tax liability	12,944	1,506
Other non-current liabilities	968	0
Total liabilities	83,543	56,617
Shareholders' equity
Common shares, unlimited shares authorized, no par value, issued, issuable and outstanding 189,995,563 shares (Dec 31, 2021 - 170,537,307 shares)	657,866	585,406
Contributed surplus	6,115	6,331
Retained earnings (deficit)	(348,087)	(354,330)
Total shareholders' equity	315,894	237,407
Total liabilities and shareholders' equity	$ 399,437	$ 294,024